Leases (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2025	$ 147,897
2026	234,399
2027	234,399
2028	58,600
Total lease payments	675,295
Less: Imputed interest	(46,936)
Present value of lease liabilities	628,359	$ 461,789
Less: Operating lease liabilities, current	(124,512)	(325,394)
Operating lease liabilities, noncurrent	$ 503,847	$ 136,395